Accrued Expenses and Other Payables (Tables) (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payable consisted of the following at December 31, 2017:
2017
Accrued expenses	$260,089
Total Accrued liabilities	$260,089